UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net Income	$ 61,649	$ 1,520
Adjustments to Reconcile Net Income to Cash Provided by Operating Activities
Depreciation and Amortization of Deferred Charges	20,457	20,141
Amortization of Debt Issuance Costs (Note 8)	1,104	718
Compensation Cost on Restricted Stock (Note 7(g))	4,931	3,399
Provision for Credit Loss	133
Dividend Income (Note 2(d))	(100)
Loss on Sale of Vessels		203
Loss on Extinguishment of Debt		158
(Gain)/Loss from Equity Method Investments (Note 2(c))	(767)	198
(Increase) / Decrease in Operating Assets
Accounts Receivable, Trade	(3,067)	2,112
Due from Related Parties	854	(329)
Inventories	(121)	1,077
Prepaid Expenses and Other Assets	(267)	944
Other Noncurrent Assets	(904)	(220)
Increase / (Decrease) in Operating Liabilities
Accounts Payable	858	520
Due to Related Parties	193	313
Accrued Liabilities	3,029	(2,980)
Deferred Revenue	1,973	1,048
Other Non-current Liabilities	(50)	11
Drydock Costs	(9,068)	(1,391)
Net Cash Provided by Operating Activities	80,837	27,442
Cash Flows from Investing Activities:
Payments to Acquire Vessels and Vessel Improvements (Note 3)	(22,733)	(684)
Advances from Related Parties (Note 2(d))	4,400	23,158
Payments to joint venture (Note 2(c))		(250)
Payments to Acquire Furniture and Fixtures (Note 4)	(436)	(149)
Net Cash Provided by/(Used in) Investing Activities	(18,769)	22,075
Cash Flows from Financing Activities:
Proceeds from Issuance of Long-Term Debt and Finance Liability (Note 5)	2,218	100,819
Proceeds from issuance of Common Stock, Net of Expenses (Note 7(e))	4,980
Proceeds from issuance of Preferred Stock, Net of Expenses		264
Payments of Dividends, Preferred Stock (Note 7(b))	(2,884)	(2,884)
Payments of Dividends, Common Stock (Note 7(f))	(38,839)
Payments for Repurchase of Common Stock (Note 7(e))	(928)	(15,136)
Payments of Financing Costs (Note 5)	(513)	(7,453)
Repayments of Long-Term Debt and Finance Liability (Note 5)	(22,548)	(53,041)
Net Cash Provided by / (Used in) Financing Activities	(58,514)	22,569
Cash, Cash Equivalents and Restricted Cash, Period Increase	3,554	72,086
Cash, Cash Equivalents and Restricted Cash, Beginning Balance	126,788	82,909
Cash, Cash Equivalents and Restricted Cash, Ending Balance	130,342	154,995
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and Cash Equivalents	112,842	136,495
Restricted Cash, Current	500
Restricted Cash, Non-current	17,000	18,500
Cash, Cash Equivalents and Restricted Cash, Total	130,342	154,995
SUPPLEMENTAL CASH FLOW INFORMATION
Transfer to Investments (Note 3)	1,370	441
Non-cash Acquisition of Assets (Note 3)	47,558
Non-cash Finance Liability	47,782
Interest paid	$ 8,581	$ 10,354